Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements	12 Months Ended
Feb. 28, 2022
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2023
Definition of Accounting Estimates [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2023
Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2023
Disclosure of Accounting Policies [member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2023
Initial Application of IFRS 17 and IFRS 9 – Comparative information [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2023
Classification of Liabilities as Current or Non-current [member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2024
Lease Liability in a Sale and Leaseback [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2024
Non-current Liabilities with Covenants [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	January 1, 2024
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture [Member]
Standards Issued But Not Yet Effective (Details) - Schedule of significant impact on the groups consolidated financial statements [Line Items]
Details of amendment	To be determined